Income Tax (Details) - Summary of domestic and foreign components of loss before income taxes - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Valuation Allowance [Line Items]
Net loss before income taxes	$ (13,053)	$ (4,209)	$ (37,868)	$ (17,705)
D-Wave Systems Inc. [Member]
Valuation Allowance [Line Items]
Domestic					$ (27,205)	$ (7,784)
International					(4,340)	(2,235)
Net loss before income taxes					$ (31,545)	$ (10,019)